14. Financial assets and liabilities (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Loans received from CAMMESA		$ 693,257	$ 1,536,543
Gain on foreign currency forward contracts			348,690
Cash received on foreign currency forward contracts			818,250
FONINVEMEN I and II
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Collections of receivables	$ 654,070	573,107	$ 607,885
Receivables	758,455	$ 1,205,752
CVO
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Receivables	$ 20,235,400